Schedule of Investments (unaudited) June 30, 2020	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 0.8%(a)
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 1.59%, 08/15/30(b)	USD	5,800	$5,667,406
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40		184	182,781
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34		976	990,972

Total Asset-Backed Securities — 0.8% (Cost: $6,959,446)			6,841,159

Foreign Agency Obligations — 0.1%

Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III, 2.80%, 06/23/30(a)		210	209,475

Mexico — 0.1%
Petroleos Mexicanos:
4.25%, 01/15/25		81	73,588
4.50%, 01/23/26		163	142,218

			215,806

Total Foreign Agency Obligations — 0.1% (Cost: $405,664)			425,281

Foreign Government Obligations — 0.5%

China — 0.1%
People’s Republic of China, 3.29%, 05/23/29	CNY	3,840	555,264

Colombia — 0.0%
Republic of Colombia:
6.25%, 11/26/25	COP	288,100	82,725
7.25%, 10/18/34		810,800	222,909

			305,634

Indonesia — 0.1%
Republic of Indonesia:
6.50%, 06/15/25	IDR	2,595,000	181,205
7.00%, 05/15/27		2,072,000	145,265
7.00%, 09/15/30		916,000	62,937
6.63%, 05/15/33		552,000	35,319
7.50%, 06/15/35		3,130,000	216,892
8.38%, 04/15/39		4,136,000	304,011

			945,629

Qatar — 0.0%
State of Qatar, 3.75%, 04/16/30(a)	USD	200	228,188

Russia — 0.2%
Russian Federation:
8.15%, 02/03/27	RUB	13,055	211,355
6.00%, 10/06/27		7,540	109,015
6.90%, 05/23/29		30,772	467,922
8.50%, 09/17/31		23,422	397,710

			1,186,002

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
2.90%, 10/22/25(a)	USD	555	588,300
3.25%, 10/22/30		337	361,685

			949,985

Security	Par (000)		Value

United Arab Emirates — 0.0%
United Arab Emirates Government Bond, 2.50%, 04/16/25(a)	USD	200	$207,750

Total Foreign Government Obligations — 0.5% (Cost: $4,256,894)			4,378,452

Non-Agency Mortgage-Backed Securities — 3.0%

Collateralized Mortgage Obligations — 0.4%
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57		1,022	1,106,059
Series 2018-3, Class MA, 3.50%, 08/25/57		1,437	1,557,012
Series 2019-2, Class MA, 3.50%, 08/25/58		823	897,048

			3,560,119

Commercial Mortgage-Backed Securities — 2.3%
BANK, Series 2020-BN26, Class B, 2.91%, 03/15/63(c)		1,650	1,601,534
BX Commercial Mortgage Trust, Series 2019- XL, Class D, 1.63%, 10/15/36(a)(c)		3,057	2,980,758
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		3,168	3,300,296
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		810	797,794
Commercial Mortgage Trust, Series 2017- PANW, Class A, 3.24%, 10/10/29(a)		4,050	4,168,822
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class C, 3.93%, 09/15/52		929	934,391
Hudson Yards Mortgage Trust, Series 2019- 30HY, Class D, 3.56%, 07/10/39(a)(c)		526	526,835
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class B, 1.23%, 12/15/36(a)(c)		986	946,396
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A, 1.22%, 03/15/37(a)(c)		411	406,028
Morgan Stanley Capital I Trust, Series 2018- SUN, Class A, 1.08%, 07/15/35(a)(c)		1,480	1,413,257
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		2,673	2,828,426

			19,904,537

Interest Only Commercial Mortgage-Backed Securities — 0.3%(c)
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.73%, 11/15/51		3,494	125,939
Series 2019-C16, Class XA, 1.73%, 06/15/52		10,282	1,065,836
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.64%, 10/15/52		7,755	780,451

			1,972,226

Total Non-Agency Mortgage-Backed Securities — 3.0% (Cost: $25,377,672)			25,436,882

U.S. Government Sponsored Agency Securities — 49.5%

Agency Obligations — 0.6%
Federal Home Loan Bank, 4.00%, 04/10/28		4,100	5,057,667
Federal National Mortgage Association Variable Rate Notes, Series 1996-W1, Class AL, 7.25%, 03/25/26(c)		3	3,964

			5,061,631

Collateralized Mortgage Obligations — 0.9%
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41 .		2,149	2,345,122
Series 2014-27, Class VC, 4.00%, 05/25/31		3,236	3,487,824

1

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Collateralized Mortgage Obligations (continued)
Government National Mortgage Association, Series 2016-123, Class LM, 3.00%, 09/20/46(d)	USD	500		$556,519
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.80%, 07/20/39(c)		1,157		1,350,685

				7,740,150

Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable Rate Notes(c):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		2,260		2,423,955
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		1,795		1,919,424
Government National Mortgage Association, Series 2019-7, Class V, 3.00%, 05/16/35		224		249,511

				4,592,890

Interest Only Commercial Mortgage-Backed Securities — 0.8%
Federal Home Loan Mortgage Corp., Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		188,035		199,035
Government National Mortgage Association Variable Rate Notes:
Series 2005-9, 0.63%, 01/16/45(c)		2,050		17,408
Series 2005-50, 0.40%, 06/16/45(c)		1,631		11,096
Series 2006-30, 2.39%, 05/16/46(c)		1,106		59,935
Series 2016-22, 0.77%, 11/16/55(c)		24,816		1,150,114
Series 2016-45, 0.98%, 02/16/58(c)		14,395		867,534
Series 2016-92, 0.90%, 04/16/58(c)		5,435		308,760
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.15%, 02/16/58(b)		12,117		917,126
Series 2016-151, 1.06%, 06/16/58(c)		9,297		630,931
Series 2017-30, 0.66%, 08/16/58(c)		5,531		263,272
Series 2017-44, 0.70%, 04/17/51(c)		6,174		300,831
Series 2017-53, 0.67%, 11/16/56(c)		17,717		852,337
Series 2017-61, 0.76%, 05/16/59(c)		4,545		279,750
Series 2017-64, 0.70%, 11/16/57(c)		7,113		380,946
Series 2017-72, 0.67%, 04/16/57(c)		11,027		575,127

				6,814,202

Mortgage-Backed Securities — 46.7%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		1,805		1,917,786
3.00%, 09/01/27 - 12/01/46		4,729		5,070,287
3.50%, 12/01/40 - 01/01/48		5,523		6,031,957
4.00%, 08/01/40 - 12/01/45		2,716		3,007,531
4.50%, 02/01/39 - 08/01/48		3,236		3,601,570
5.00%, 04/01/36 - 10/01/41		991		1,136,534
5.50%, 06/01/41		988		1,134,030
Federal National Mortgage Association:
3.00%, 02/01/44		598		639,300
3.50%, 11/01/46		1,896		2,028,785
4.00%, 01/01/41		73		78,480
Government National Mortgage Association:
2.50%, 07/15/50(e)		5,279		5,556,972
3.00%, 02/15/45 - 12/20/46		7,405		7,877,355
3.00%, 07/15/50(e)		21,861		23,161,559
3.50%, 01/15/42 - 10/20/46		21,522		23,090,150
3.50%, 07/15/50 - 08/15/50(e)		11,777		12,425,708
4.00%, 04/20/39 - 05/20/50		7,563		8,163,992
4.00%, 07/15/50(e)		8,340		8,841,866
4.50%, 12/20/39 - 04/20/50		9,850		10,687,907
4.50%, 07/15/50(e)		1,086		1,159,899
5.00%, 12/15/38 - 07/20/41		2,340		2,644,970
7.00%, 06/15/23 - 11/15/23		—	(f)	37

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32	USD	1,114	$1,157,970
2.00%, 09/25/35 - 08/25/50(e)		6,060	6,205,707
2.50%, 04/01/30 - 02/01/33		6,131	6,512,755
2.50%, 07/25/35 - 08/25/50(e)		55,354	57,683,103
3.00%, 04/01/28 - 05/01/50		31,730	34,069,622
3.00%, 07/25/35 - 08/25/50(e)		24,397	25,672,303
3.50%, 11/01/28 - 06/01/50		40,661	44,254,197
3.50%, 07/25/35 - 07/25/50(e)		662	696,344
4.00%, 09/01/33 - 03/01/50		24,249	26,798,083
4.00%, 07/25/35 - 07/25/50(e)		16,159	17,123,287
4.50%, 02/01/25 - 04/01/49		10,539	11,594,747
4.50%, 07/25/50(e)		27,794	29,863,349
5.00%, 11/01/32 - 06/01/45		853	966,937
5.00%, 07/25/50(e)		2,157	2,357,197
5.50%, 02/01/35 - 04/01/41		3,013	3,446,416
6.00%, 05/01/33 - 06/01/41		2,768	3,217,034
6.50%, 05/01/40		611	704,268

			400,579,994

Total U.S. Government Sponsored Agency Securities — 49.5% (Cost: $416,994,875)			424,788,867

U.S. Treasury Obligations — 44.3%
U.S. Treasury Bonds:
4.25%, 05/15/39		1,760	2,719,269
4.50%, 08/15/39		1,760	2,803,144
4.38%, 11/15/39		1,760	2,767,462
3.13%, 02/15/43		6,770	9,179,168
2.88%, 05/15/43 - 11/15/46		13,280	17,501,389
3.63%, 08/15/43		6,770	9,888,431
3.75%, 11/15/43		6,770	10,075,400
3.00%, 02/15/48		6,510	8,911,834
2.25%, 08/15/49		9,205	11,070,091
U.S. Treasury Inflation Linked Notes:
0.50%, 04/15/24		2,184	2,295,351
0.13%, 10/15/24		9,442	9,889,071
U.S. Treasury Notes:
2.00%, 07/31/20 - 02/15/25		42,310	43,647,026
2.50%, 12/31/20		19,530	19,752,764
1.13%, 07/31/21		29,290	29,592,053
1.75%, 07/31/21 - 07/31/24		65,705	68,245,406
1.50%, 01/31/22 - 08/15/26		44,920	46,698,948
2.13%, 12/31/22 - 05/15/25		40,360	43,268,774
2.75%, 05/31/23		13,020	13,992,431
2.25%, 08/15/27		13,020	14,623,596
2.88%, 08/15/28		3,910	4,630,601
3.13%, 11/15/28		3,910	4,727,282
1.63%, 08/15/29		3,920	4,277,241

Total U.S. Treasury Obligations — 44.3% (Cost: $348,060,571)			380,556,732

Total Long-Term Investments — 98.2% (Cost: $802,055,122)			842,427,373

2

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 22.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%(g)*	188,430,710	$188,430,710

Total Short-Term Securities — 22.0% (Cost: $188,430,710)		188,430,710

Total Options Purchased — 0.0% (Cost: $227,595)		37,120

Total Investments Before Options Written and TBA Sale Commitments — 120.2% (Cost: $990,713,427)		1,030,895,203

Total Options Written — (0.0)% (Premium Received — $369,619)		(237,751)

	Par (000)

TBA Sale Commitments — (5.9)%(e)

Mortgage-Backed Securities — (5.9)%
Government National Mortgage Association: 3.50%, 07/15/50	4,578	(4,830,498)

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
4.50%, 07/15/50	USD	3,179	$(3,481,005)
5.00%, 07/15/50		185	(200,927)
Uniform Mortgage-Backed Securities:
3.50%, 07/25/35 - 08/25/50		10,583	(11,128,389)
4.00%, 07/25/35 - 07/25/50		1,500	(1,589,151)
4.50%, 07/25/35		388	(408,166)
2.50%, 08/25/35 - 08/25/50		17,343	(18,081,238)
2.00%, 07/25/50		2,460	(2,517,464)
3.00%, 07/25/50		1,997	(2,103,246)
5.50%, 07/25/50		2,704	(2,975,290)
6.00%, 07/25/50		2,510	(2,793,986)

Total TBA Sale Commitments — (5.9)% (Proceeds: $50,018,320)			(50,109,360)

Total Investments Net of Options Written and TBA Sale Commitments — 114.3% (Cost: $940,325,488)			980,548,092

Liabilities in Excess of Other Assets — (14.3)%			(122,373,206)

Net Assets — 100.0%			$858,174,886

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Represents or includes a TBA transaction.
(f)	Amount is less than 500.
(g)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	1,676,500	186,754,210	—	188,430,710	$188,430,710	$67,755	$3	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

3

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock U.S. Government Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	63	09/08/20	$10,184	$164,268
U.S. Treasury 10 Year Note	111	09/21/20	15,448	7,037
U.S. Treasury 10 Year Ultra Note	6	09/21/20	945	2,338
U.S. Treasury Long Bond	78	09/21/20	13,928	86,290
U.S. Treasury Ultra Bond	40	09/21/20	8,726	109,173
U.S. Treasury 2 Year Note	432	09/30/20	95,398	60,776
U.S. Treasury 5 Year Note	129	09/30/20	16,221	24,507

				454,389

Short Contracts
Euro-Bund	45	09/08/20	8,924	(109,755)
Canada 10 Year Bond	46	09/21/20	5,212	2,637
Long Gilt	26	09/28/20	4,434	(23,303)

				(130,421)

				$323,968

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	179,000	USD	122,993	Morgan Stanley & Co. International plc	07/06/20	$538
USD	587	JPY	63,000	Goldman Sachs International	07/06/20	4
USD	440,845	MXN	10,000,000	Citibank NA	07/06/20	5,989
EUR	150,000	USD	168,245	State Street Bank and Trust Co.	07/16/20	330
TRY	414,944	USD	60,000	UBS AG	07/16/20	351
USD	63,143	AUD	90,000	Citibank NA	07/16/20	1,029
USD	60,000	BRL	304,668	Goldman Sachs International	07/16/20	4,014
USD	60,000	COP	221,430,000	HSBC Bank plc	07/16/20	1,151
USD	160,000	RUB	11,227,868	Goldman Sachs International	07/16/20	2,527
USD	440,000	TRY	3,017,740	JPMorgan Chase Bank NA	07/16/20	1,088
USD	750,000	ZAR	12,434,055	Standard Chartered Bank	07/16/20	34,602
USD	160,000	CLP	123,348,800	Citibank NA	07/20/20	9,770
USD	100,350	COP	375,759,000	JPMorgan Chase Bank NA	07/27/20	582
USD	170,516	COP	625,342,659	Barclays Bank plc	09/16/20	5,181
USD	401,236	IDR	5,737,680,364	Barclays Bank plc	09/16/20	12,027
USD	44,815	RUB	3,176,484	Credit Suisse International	09/16/20	574
USD	66,897	RUB	4,757,940	HSBC Bank plc	09/16/20	631
USD	1,060,646	RUB	73,953,706	JPMorgan Chase Bank NA	09/16/20	30,648
USD	46,818	RUB	3,325,122	Morgan Stanley & Co. International plc	09/16/20	507
USD	113,816	MXN	2,495,163	Barclays Bank plc	09/23/20	6,459

						118,002

USD	118,765	AUD	179,000	State Street Bank and Trust Co.	07/06/20	(4,767)
USD	709,586	CAD	968,000	Citibank NA	07/06/20	(3,446)
USD	898,360	EUR	800,000	HSBC Bank plc	07/06/20	(513)
USD	509,726	IDR	7,448,371,613	JPMorgan Chase Bank NA	07/15/20	(2,355)
BRL	295,206	USD	60,000	UBS AG	07/16/20	(5,753)
JPY	6,430,446	USD	60,000	UBS AG	07/16/20	(435)
KRW	118,837,000	USD	100,000	Barclays Bank plc	07/16/20	(939)
KRW	83,883,954	USD	70,000	UBS AG	07/16/20	(75)
MXN	20,665,508	USD	940,000	Bank of America NA	07/16/20	(42,618)
MXN	3,609,725	USD	160,000	Goldman Sachs International	07/16/20	(3,251)
RUB	57,884,400	USD	840,000	BNP Paribas SA	07/16/20	(28,160)
RUB	4,195,935	USD	60,000	Goldman Sachs International	07/16/20	(1,151)
USD	90,000	COP	340,200,000	BNP Paribas SA	07/16/20	(414)

4

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock U.S. Government Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	60,000	KRW	71,995,870	Goldman Sachs International	07/16/20	$(15)
USD	110,000	KRW	133,519,100	HSBC Bank plc	07/16/20	(1,300)
USD	140,000	TWD	4,106,200	HSBC Bank plc	07/16/20	(46)
USD	140,000	ZAR	2,441,278	State Street Bank and Trust Co.	07/16/20	(460)
CLP	49,149,060	USD	60,000	HSBC Bank plc	07/20/20	(140)
CLP	78,322,060	USD	100,000	Royal Bank of Canada	07/20/20	(4,609)
KZT	3,892,500	USD	10,000	Goldman Sachs International	07/24/20	(474)
KZT	4,896,870	USD	12,540	Natwest Markets plc	07/24/20	(556)
USD	66,439	COP	253,199,000	JPMorgan Chase Bank NA	07/27/20	(787)
USD	123,004	AUD	179,000	Morgan Stanley & Co. International plc	08/05/20	(548)
USD	614,453	CNY	4,370,000	Standard Chartered Bank	09/16/20	(978)

						(103,790)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap(a)	2.11%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	08/17/20	2.11%	USD	19,200	$45
10-Year Interest Rate Swap(a)	1.05%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	12/03/20	1.05	USD	3,248	18,053
10-Year Interest Rate Swap(a)	1.05%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	12/16/20	1.05	USD	1,302	7,974
10-Year Interest Rate Swap(a)	1.00%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	12/17/20	1.00	USD	1,537	11,048

										$37,120

(a)	Forward settling swaption.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury 5 Year Note	201	08/21/20	USD	125.25	USD	20,100	$(128,765)

Put
U.S. Treasury 5 Year Note	201	08/21/20	USD	125.25	USD	20,100	(29,836)

							$(158,601)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap(a)	0.35%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/30/20	0.35%	USD	6,200	$(23,277)
10-Year Interest Rate Swap(a)	0.40%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	10/28/20	0.40	USD	9,200	(55,089)

										(78,366)

Put
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.60%	Semi-Annual	Deutsche Bank AG	09/25/20	0.60	USD	52,800	(784)

										$(79,150)

(a)	Forward settling swaption.

5

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/20	USD	10,970	$(57,756)	$—	$(57,756)
0.73%	Semi-Annual	3 month BA	Semi-Annual	04/05/21	(a)	04/05/22	CAD	14,656	(19,082)	—	(19,082)
0.77%	Semi-Annual	3 month BA	Semi-Annual	04/07/21	(a)	04/07/22	CAD	29,260	(46,093)	—	(46,093)
3 month BA	Semi-Annual	0.66%	Semi-Annual	05/13/22	(a)	05/13/23	CAD	28,985	(19,260)	—	(19,260)
1 day SONIA	At Termination	0.02%	At Termination	05/26/22	(a)	05/26/23	GBP	34,535	34,254	—	34,254
3 month BA	Semi-Annual	0.74%	Semi-Annual	05/26/22	(a)	05/26/23	CAD	9,962	(1,351)	—	(1,351)
3 month BA	Semi-Annual	0.73%	Semi-Annual	05/30/22	(a)	05/30/23	CAD	8,074	(1,456)	—	(1,456)
3 month BA	Semi-Annual	0.76%	Semi-Annual	05/30/22	(a)	05/30/23	CAD	8,268	328	—	328
0.06%	At Termination	1 day Fed Funds	At Termination	05/31/22	(a)	05/31/23	USD	7,089	(4,741)	—	(4,741)
0.08%	At Termination	1 day Fed Funds	At Termination	05/31/22	(a)	05/31/23	USD	5,884	(5,128)	—	(5,128)
3 month BA	Semi-Annual	0.76%	Semi-Annual	06/01/22	(a)	06/01/23	CAD	16,148	(13)	—	(13)
3 month BA	Semi-Annual	0.77%	Semi-Annual	06/01/22	(a)	06/01/23	CAD	16,148	283	—	283
0.05%	At Termination	1 day Fed Funds	At Termination	06/02/22	(a)	06/02/23	USD	5,745	(3,231)	—	(3,231)
0.04%	At Termination	1 day Fed Funds	At Termination	06/03/22	(a)	06/03/23	USD	11,491	(5,381)	—	(5,381)
0.04%	At Termination	1 day Fed Funds	At Termination	06/03/22	(a)	06/03/23	USD	11,491	(5,674)	—	(5,674)
0.74%	Semi-Annual	3 month BA	Semi-Annual	06/27/22	(a)	06/27/23	CAD	29,310	8,682	—	8,682
28 day MXIBTIIE	Monthly	8.39%	Monthly	N/A		01/18/24	MXN	6,196	34,485	—	34,485
3 month BA	Semi-Annual	1.09%	Semi-Annual	04/03/23	(a)	04/03/24	CAD	14,656	21,723	—	21,723
3 month BA	Semi-Annual	1.22%	Semi-Annual	04/10/23	(a)	04/10/24	CAD	29,260	69,960	—	69,960
28 day MXIBTIIE	Monthly	6.67%	Monthly	N/A		08/12/24	MXN	5,385	17,744	—	17,744
28 day MXIBTIIE	Monthly	6.72%	Monthly	N/A		08/13/24	MXN	4,634	15,616	—	15,616
28 day MXIBTIIE	Monthly	6.59%	Monthly	N/A		11/08/24	MXN	3,373	10,995	—	10,995
28 day MXIBTIIE	Monthly	5.20%	Monthly	N/A		05/02/25	MXN	10,764	8,029	—	8,029
3 month BA	Semi-Annual	0.75%	Semi-Annual	N/A		05/26/25	CAD	5,960	(458)	—	(458)
3 month BA	Semi-Annual	0.85%	Semi-Annual	N/A		06/04/25	CAD	2,977	10,350	(21)	10,371
3 month BA	Semi-Annual	0.85%	Semi-Annual	N/A		06/04/25	CAD	2,978	10,136	—	10,136
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/21/28	USD	2,600	(503,262)	—	(503,262)
1.61%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/01/29	USD	4,700	(435,696)	—	(435,696)
28 day MXIBTIIE	Monthly	5.99%	Monthly	N/A		05/02/30	MXN	2,898	3,380	—	3,380
28 day MXIBTIIE	Monthly	6.03%	Monthly	N/A		05/02/30	MXN	2,898	3,784	—	3,784
28 day MXIBTIIE	Monthly	6.03%	Monthly	N/A		05/03/30	MXN	2,591	3,343	—	3,343
28 day MXIBTIIE	Monthly	5.96%	Monthly	N/A		05/06/30	MXN	2,098	2,213	—	2,213
3 month LIBOR	Quarterly	0.64%	Semi-Annual	08/12/20	(a)	08/12/30	USD	1,263	(1,628)	—	(1,628)
3 month LIBOR	Quarterly	0.80%	Semi-Annual	12/18/20	(a)	12/18/30	USD	352	4,236	—	4,236
3 month LIBOR	Quarterly	0.75%	Semi-Annual	12/21/20	(a)	12/21/30	USD	415	2,909	—	2,909

									$(847,760)	$(21)	$(847,739)

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	376	$35,177	$50,415	$(15,238)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1 day
BZDIOVER	At Termination	5.13%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	1,401	$8,398	$—	$8,398

6

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock U.S. Government Bond Portfolio

OTC Inflation Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1 month USCPI	At Termination	(0.96)%	At Termination	Citibank NA	04/15/21	USD	6,094	$(39,667)	$—	$(39,667)
1 month USCPI	At Termination	(1.00)%	At Termination	Citibank NA	04/15/21	USD	6,094	(41,831)	—	(41,831)
1 month USCPI	At Termination	(1.00)%	At Termination	Citibank NA	04/15/21	USD	6,094	(41,831)	—	(41,831)
1 month USCPI	At Termination	(1.02)%	At Termination	Citibank NA	04/15/21	USD	6,094	(42,948)	—	(42,948)
0.04%	At Termination	1 month USCPI	At Termination	Citibank NA	04/15/22	USD	6,094	55,214	—	55,214
0.02%	At Termination	1 month USCPI	At Termination	Citibank NA	04/15/22	USD	6,094	57,783	—	57,783
0.01%	At Termination	1 month USCPI	At Termination	Citibank NA	04/15/22	USD	6,094	58,718	—	58,718
0.00%	At Termination	1 month USCPI	At Termination	Citibank NA	04/15/22	USD	6,094	60,119	—	60,119
1 month USCPI	At Termination	(0.05)%	At Termination	Citibank NA	04/15/22	USD	9,140	(98,936)	—	(98,936)
0.62%	At Termination	1 month USCPI	At Termination	Citibank NA	04/15/24	USD	9,140	133,859	—	133,859

								$100,480	$—	$100,480

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.01%
1 day Fed Funds	1 day Fed Funds	0.08
1 day SONIA	Sterling Overnight Index Average	0.06
1 month USCPI	U.S. Consumer Price Index	0.10
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	5.28
3 month BA	Canadian Bankers Acceptances	0.56
3 month LIBOR	London Interbank Offered Rate	0.30

7

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock U.S. Government Bond Portfolio

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

KZT	Kazakhstani Tenge

MXN	Mexican Peso

RUB	New Russian Ruble

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BA	Canadian Bankers Acceptances

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

TBA	To-be-announced

8

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock U.S. Government Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$6,841,159	$—	$6,841,159
Foreign Agency Obligations	—	425,281	—	425,281
Foreign Government Obligations	—	4,378,452	—	4,378,452
Non-Agency Mortgage-Backed Securities	—	25,436,882	—	25,436,882
U.S. Government Sponsored Agency Securities	—	424,232,348	556,519	424,788,867
U.S. Treasury Obligations	—	380,556,732	—	380,556,732
Short-Term Securities	188,430,710	—	—	188,430,710
Options Purchased:
Interest rate contracts	—	37,120	—	37,120
Liabilities:
Investments:
TBA Sale Commitments	—	(50,109,360)	—	(50,109,360)

	$188,430,710	$791,798,614	$556,519	$980,785,843

Derivative Financial Instruments (a)
Assets:
Foreign currency exchange contracts	$—	$118,002	$—	$118,002
Interest rate contracts	457,026	270,869	—	727,895
Other contracts	—	365,693	—	365,693
Liabilities:
Credit contracts	—	(15,238)	—	(15,238)
Foreign currency exchange contracts	—	(103,790)	—	(103,790)
Interest rate contracts	(291,659)	(1,189,360)	—	(1,481,019)
Other contracts	—	(265,213)	—	(265,213)

	$165,367	$(819,037)	$—	$(653,670)

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

9